WARRANTS	3 Months Ended
Mar. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
9.	WARRANTS

The following is a continuity schedule of the Company's common share purchase warrants:

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, December 31, 2014 and 2013	-	-
Issued	10,823,450	1.35
Outstanding and exercisable, March 31, 2015	10,823,450	1.35

The following is a summary of common share purchase warrants outstanding as of March 31, 2015:

Exercise Price ($)		Number of Warrants	Expiry Date
1.40	Note 7(vi)	7,735,750	February 26, 2019
0.80	Note 7(vi)	773,575	February 26, 2019
1.40	Note 7(viii)	1,212,500	March 27, 2019
0.80	Note 7(viii)	121,250	March 27, 2019
1.40	Note 7(ix)	891,250	March 31, 2019
0.80	Note 7(ix)	89,125	March 31, 2019
		10,823,450

In 2014 the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction the Company will issue to these lenders 349,522 warrants exercisable into common shares at an exercise price of $0.23 per share for a period of up to two years.